Intangibles, Net (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Intangibles, Net [Abstract]
Patents	$ 80,000	$ 80,000	$ 80,000
Less accumulated amortization	(49,000)	(46,000)	(39,000)
Net	$ 31,000	$ 34,000	$ 41,000